Unaudited Interim Condensed Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 1,354,187	$ 5,431,202
Prepaid expenses and other current assets (Note 3)	668,321	291,954
Total current assets	2,022,508	5,723,156
Property and equipment (Note 4)	23,806	29,510
Other assets	11,735	12,044
Total assets	2,058,049	5,764,710
Current liabilities:
Note payable (Note 5)	354,336
Accounts payable, including related party of $60,195 and $62,231, as of June 30, 2022 and December 31, 2021, respectively	2,521,857	1,737,013
Other accrued liabilities, including related party of $20,445 and $6,877 as of June 30, 2022 and December 31, 2021, respectively (Note 6)	534,600	666,449
Total current liabilities	3,410,793	2,403,462
Deferred revenues (Note 7)	2,499,969	2,499,969
Accrued pension liability	188,761	318,891
Total liabilities	6,099,523	5,222,322
Commitments and contingencies (Note 8)
Shareholders’ equity (deficit)
Common shares, CHF 0.02 ($0.02) par value; 29,346,768 authorized; 19,564,512 and 16,223,389 shares issued; 17,785,920 and 14,748,536 shares outstanding on June 30, 2022 and December 31, 2021, respectively	411,268	344,445
Treasury shares	(35,572)	(29,497)
Additional paid-in capital	45,962,126	42,084,954
Accumulated deficit	(50,346,584)	(41,705,775)
Accumulated other comprehensive loss	(32,712)	(151,739)
Total shareholders’ equity (deficit)	(4,041,474)	542,388
Total liabilities and shareholders’ equity (deficit)	$ 2,058,049	$ 5,764,710